LVIP Structured Conservative Allocation Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.09%
INVESTMENT COMPANIES–90.09%
Equity Funds–22.09%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,539,589	$22,972,209
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	657,881	8,613,631
		31,585,840
Fixed Income Fund–49.84%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,841,627	71,255,550
		71,255,550
International Equity Funds–18.16%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	688,011	5,927,212
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	2,223,995	$20,044,870
		25,972,082
Total Affiliated Investments (Cost $116,328,065)		128,813,472

UNAFFILIATED INVESTMENT–9.97%
INVESTMENT COMPANY–9.97%
Fixed Income Fund–9.97%
Schwab US TIPS ETF	265,846	14,257,321
Total Unaffiliated Investment (Cost $13,816,825)		14,257,321

TOTAL INVESTMENTS–100.06% (Cost $130,144,890)	143,070,793
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(85,482)
NET ASSETS APPLICABLE TO 13,049,201 SHARES OUTSTANDING–100.00%	$142,985,311

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Structured Conservative Allocation Fund–1

LVIP Structured Conservative Allocation Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.09%@
Equity Funds-22.09%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$22,611,738	$1,145,361	$5,213,672	$624,894	$3,803,888	$22,972,209	1,539,589	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,485,105	558,184	1,549,042	154,730	964,654	8,613,631	657,881	—	—
Fixed Income Fund-49.84%@
✧✧LVIP SSGA Bond Index Fund	71,114,965	5,331,064	7,962,960	(1,032,302)	3,804,783	71,255,550	6,841,627	—	—
International Equity Funds-18.16%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,784,007	195,064	976,299	(28,188)	952,628	5,927,212	688,011	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	20,120,335	875,874	3,227,596	239,742	2,036,515	20,044,870	2,223,995	—	—
Total	$128,116,150	$8,105,547	$18,929,569	$(41,124)	$11,562,468	$128,813,472		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP Structured Conservative Allocation Fund–2